UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended September 30, 2006

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Libra Advisors, LLC

Address:  909 Third Floor
          29th Floor
          New York, NY 10022


13F File Number: 028-10048

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Ranjan Tandon
Title:  Managing Member
Phone:  (212) 350-5125


Signature, Place and Date of Signing:


/s/ Ranjan Tandon                  New York, NY                November 14, 2006
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       2

Form 13F Information Table Entry Total:  47

Form 13F Information Table Value Total: 1,567,396
                                       (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.        Form 13F File Number               Name

1.           028-10574                        Libra Associates, LLC
2.           028-10573                        Libra Fund, L.P.
----         -------------------             ------------------------------

                                                    FORM 13F INFORMATION TABLE
                                                        September 30, 2006

             Column 1            Column 2       Column 3      Column 4     Column 5         Column 6      Column 7     Column 8

                                Title                         Market     Shares/ Sh/ Put/  Investment     Other   Voting Authority
          Name of Issuer        of Class         CUSIP        Value      Prn Amt.Prn Call  Discretion     Mgrs     Sole  Shared None
                                                              (x$1,000)
AMERICAN BANK NOTE HOLOGRAPH   COM              24377103       6,770  2,156,000  SH       Shared-Defined  1,2   2,156,000
ANOORAQ RES CORP               COM              03633E108         46     72,600  SH       Shared-Defined  1,2      72,600
BANRO CORP                     COM              066800103        637     73,000  SH       Shared-Defined  1,2      73,000
BEMA GOLD CORP                 COM              08135F107        814    185,000  SH       Shared-Defined  1,2     185,000
BIRCH MTN RES LTD              COM              09066X109      1,916    547,200  SH       Shared-Defined  1,2     547,200
BRUNSWICK CORP                 COM              117043109      1,332     42,700  SH       Shared-Defined  1,2      42,700
CAMBIOR INC                    COM              13201L103        478    136,300  SH       Shared-Defined  1,2     136,300
CIT GROUP INC                  COM              125581108      8,272    170,100  SH       Shared-Defined  1,2     170,100
COTT CORP QUE                  COM              22163N106        172     10,000  SH       Shared-Defined  1,2      10,000
CRYSTALLEX INTL CORP           COM              22942F101        419    147,000  SH       Shared-Defined  1,2     147,000
DADE BEHRING HLDGS INC         COM              23342J206      4,932    122,800  SH       Shared-Defined  1,2     122,800
DUN & BRADSTREET CORP DEL NE   COM              26483E100     22,842    304,600  SH       Shared-Defined  1,2     304,600
ECLIPSYS CORP                  COM              278856109      4,624    258,155  SH       Shared-Defined  1,2     258,155
ENTREE GOLD INC                COM              29383G100      1,315  1,328,200  SH       Shared-Defined  1,2   1,328,200
EUROZINC MNG CORP              COM              298804105     12,242  5,144,400  SH       Shared-Defined  1,2   5,144,400
FORD MOTOR CO DEL              COM PAR $0.01    345370860        338     41,800  SH       Shared-Defined  1,2      41,800
GAMMON LAKE RES INC            COM              364915108     32,934  2,887,300  SH       Shared-Defined  1,2   2,887,300
GLAMIS GOLD LTD                COM              376775102     16,313    414,470  SH       Shared-Defined  1,2     414,470
GOLDCORP INC NEW               COM              380956409     30,170  1,278,152  SH       Shared-Defined  1,2   1,278,152
GREAT BASIN GOLD LTD           COM              390124105      2,933  2,114,850  SH       Shared-Defined  1,2   2,114,850
IMA EXPLORATION INC            COM              449664101        240    420,500  SH       Shared-Defined  1,2     420,500
INTERNATIONAL COAL GRP INC     COM              45928H106        194     46,000  SH       Shared-Defined  1,2      46,000
ISHARES TR                     RUSSELL 2000     464287655  1,261,625 17,525,000  SH PUT   Shared-Defined  1,2  17,525,000
KINROSS GOLD CORP              COM NO PAR       496902404      4,010    320,255  SH       Shared-Defined  1,2     320,255
LMS MEDICAL SYSTEMS INC        COM              502089105      1,401    900,000  SH       Shared-Defined  1,2     900,000
MARINEMAX INC                  COM              567908108      1,899     74,600  SH       Shared-Defined  1,2      74,600
MAXIM INTEGRATED PROD INC      COM              57772K101      1,449     51,600  SH       Shared-Defined  1,2      51,600
METALLICA RES INC              COM              59125J104      2,537    834,100  SH       Shared-Defined  1,2     834,100
MILLENNIUM CELL INC            COM              60038B105         94     88,980  SH       Shared-Defined  1,2      88,980
MINEFINDERS  LTD               COM              602900102     13,281  1,456,000  SH       Shared-Defined  1,2   1,456,000
MIRAMAR MINING CORP            COM              60466E100      7,837  1,892,000  SH       Shared-Defined  1,2   1,892,000
MOBILE TELESYSTEMS OJSC        SPONSORED ADR    607409109     10,302    272,756  SH       Shared-Defined  1,2     272,756
NEVSUN RES LTD                 COM              64156L101      4,890  1,777,800  SH       Shared-Defined  1,2   1,777,800
NEW GOLD INC CDA               COM              644535106     11,916  1,797,500  SH       Shared-Defined  1,2   1,797,500
NORTHERN ORION RES INC         COM              665575106     10,186  2,587,730  SH       Shared-Defined  1,2   2,587,730
PACIFIC RIM MNG CORP           COM NEW          694915208      3,055  3,881,000  SH       Shared-Defined  1,2   3,881,000
PETROLEUM GEO SVCS ASA NEW     SPONSORED ADR    716599105      8,282    169,362  SH       Shared-Defined  1,2     169,362
TASEKO MINES LTD               COM              876511106        541    252,200  SH       Shared-Defined  1,2     252,200
TEMPLETON RUS AND EAST EUR F   COM              88022F105      4,102     60,400  SH       Shared-Defined  1,2      60,400
TESCO CORP                     COM              88157K101      6,266    408,150  SH       Shared-Defined  1,2     408,150
VICEROY EXPL LTD               COM              925621104     10,481  1,170,400  SH       Shared-Defined  1,2   1,170,400
WASHINGTON GROUP INTL INC      COM NEW          938862208     23,285    395,600  SH       Shared-Defined  1,2     395,600
WESTAIM CORP                   COM              956909105      5,532  2,224,153  SH       Shared-Defined  1,2   2,224,153
WITNESS SYS INC                COM              977424100      2,890    164,842  SH       Shared-Defined  1,2     164,842
AGNICO EAGLE MINES LTD         *W EXP 11/07/200 008474132        183     12,500  SH       Shared-Defined  1,2      12,500
GOLDCORP INC NEW               *W EXP 06/09/201 380956177        890     57,000  SH       Shared-Defined  1,2      57,000
YAMANA GOLD INC                COM              98462Y100     20,529  2,227,920  SH       Shared-Defined  1,2   2,227,920

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